Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
8.
PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2023	2024
	RMB	RMB	US$
Electronic equipment	64,254	56,296	7,713
AI related equipment	159,898	75,173	10,299
Leasehold improvements	19,186	27,382	3,751
Office equipment and fixtures	20,881	13,053	1,788
Mold and tooling	5,516	11,192	1,533
Motor vehicles	2,690	1,744	239
Construction in progress	119	—	—
Less: Accumulated depreciation	(211,437)	(126,088)	(17,274)
Less: Accumulated impairment	(7,223)	(7,188)	(985)
Property and equipment, net	53,884	51,564	7,064

Depreciation expense of property and equipment for the years ended December 31, 2022, 2023 and 2024 were RMB49,208, RMB27,842 and RMB22,040 (US$3,019), respectively. The impairment recognized on property and equipment were nil for the years ended December 31, 2022, 2023 and 2024, respectively.